Stock Based Compensation	6 Months Ended
Jun. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock Based Compensation
The Company charged $22,483 against earnings for each of the three month periods ended June 30, 2011 and 2010, respectively. The Company charged $44,966 and $44,967 against earnings during the six months ended June 30, 2011 and 2010, respectively, leaving a total of $163,368 of unrecognized expense in connection with the issuance of the stock options as of June 30, 2011.